RULE 24f-2 NOTICE

Sanford C. Bernstein Fund, Inc.
767 Fifth Avenue
New York, New York 10153

1933 Act No. 33-21844

THIS FILING IS BEING AMENDED ONLY TO CORRECT A NUMERICAL TYPOGRAPHICAL ERROR IN THE FUND'S 24F-2 NOTICE WHICH WAS FILED AND ACCEPTED ON NOVEMBER 14, 1995. THE TYPO OCCURRED IN THE "COMPUTATION OF FEE SCHEDULE" FOR THE NEW YORK MUNICIPAL PORTFOLIO, UNDER THE COLUMN "NET SALES FOR COMPUTATION OF FEE." THAT NUMBER ONLY IS CORRECTED FROM $27,444,440 TO $27,244,440.

PLEASE NOTE THAT THE CALCULATION OF THE OFFERING AMOUNT OF $1,063,291,221 IN THE ORIGINAL 24F-2 NOTICE WAS CORRECT. THE REGISTRATION FEE AT 1/50 OF 1%, OR $212,658.24, CALCULATED ON THAT OFFERING AMOUNT, IS CORRECT
AND HAS BEEN PAID. THE RETROACTIVE AMOUNT DUE ON THE FEE INCREASE, THE DIFFERENCE BETWEEN 1/50 OF 1% AND 1/29 OF 1%, OR $153,996.47,
IS CURRENTLY AVAILABLE IN OUR LOCKBOX ACCOUNT.  A CORRESPONDENCE
TRANSMISSION WAS SENT ON NOVEMBER 27, 1995 TO ADVISE YOU THAT THE
RETROACTIVE FEE HAS BEEN PAID.


1. The fiscal year for which notice is filed:			9/30/95

2. Number or amount of shares registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of the beginning of the Registrant's fiscal year, October 1, 1995.

Short Duration Plus Portfolio                   None
Government Short Duration Portfolio             None
Intermediate Duration Portfolio                 None
New York Municipal Portfolio                    None
Diversified Municipal Portfolio                 None
California Municipal Portfolio                  None
International Value Portfolio                   None
Short Duration California Municipal Portfolio   None
Short Duration Diversified Municipal Portfolio  None
Short Duration New York Municipal Portfolio     None
Total:None

3. The number or amount of shares registered during the fiscal year ended September 30, 1994 other than pursuant to Rule 24f-2.

Short Duration Plus Portfolio                   None
Government Short Duration Portfolio             None
Intermediate Duration Portfolio                 None
New York Municipal Portfolio                    None
Diversified Municipal Portfolio                 None
California Municipal Portfolio                  None
International Value Portfolio                   None
Short Duration California Municipal Portfolio   None
Short Duration Diversified Municipal Portfolio  None
Short Duration New York Municipal Portfolio     None
Total:None

4. The number or amount of shares sold during
the fiscal year ended September 30, 1995,
in reliance on Rule 24f-2 (see attached
Computation of Fee).                      $1,063,291,221

WITNESS the due execution hereof this 28th day of November, 1995.

/s/Jean Margo Reid
Secretary
Sanford C. Bernstein Fund, Inc.


SANFORD C. BERNSTEIN FUND, INC.

Computation of Fee for Fiscal Year Ending September 30, 1995

                                                            Net Sales for
                                                            Computation
Portfolio                No. of Shares     Dollar Amount    of Fee
---------------------------------------------------------------------------
SHORT DURATION PLUS
Sales                      17,143,714      $  211,368,925
Redemptions               (20,098,016)       (247,997,651)
Net                        (2,954,302)     $  (36,628,726)  $  (36,628,726)

GOVERNMENT SHORT DURATION
Sales                       4,035,966      $  49,936,667
Redemptions                (7,908,658)       (97,571,320)
Net                        (3,872,692)     $ (47,634,653)   $  (47,634,653)

INTERMEDIATE DURATION
Sales                      32,910,628      $ 423,971,031
Redemptions               (16,234,351)      (208,158,283)
Net                        16,676,277      $ 215,812,748    $  215,812,748

DIVERSIFIED MUNICIPAL
Sales                      17,272,565      $ 227,860,539
Redemptions               (11,652,547)      (151,552,609)
Net                         5,620,018      $  76,307,930    $   76,307,930

NEW YORK MUNICIPAL
Sales                      10,135,649      $ 133,033,288
Redemptions                (8,152,089)      (105,788,848)
Net                         1,983,560      $  27,244,440    $   27,244,440

CALIFORNIA MUNICIPAL
Sales                       6,543,550      $  86,839,805
Redemptions                (5,752,212)       (74,831,609)
Net                           791,338      $  12,008,196    $   12,008,196

INTERNATIONAL VALUE
Sales                      48,686,189      $ 753,462,868
Redemptions                (9,815,634)      (151,573,318)
Net                        38,870,555      $ 601,889,550    $  601,889,550

SHORT DURATION
CALIFORNIA MUNICIPAL
Sales                       7,005,347      $  87,579,193
Redemptions                (2,041,346)       (25,629,055)
Net                         4,964,001      $  61,950,138    $   61,950,138

SHORT DURATION DIVERSIFIED
MUNICIPAL
Sales                      12,677,253      $ 158,421,292
Redemptions                (4,743,724)       (59,592,645)
Net                         7,933,529      $  98,828,647    $   98,828,647

SHORT DURATION NEW YORK
MUNICIPAL
Sales                       7,143,738      $   89,049,814
Redemptions                (2,840,518)        (35,536,863)
Net                         4,303,220      $   53,512,951   $   53,512,951

TOTALS:                                                     $1,063,291,221

Fee at 1/50 of 1%                                              $212,658.24